Investments in Subsidiaries (Schedule of Non-Controlling Interests in Subsidiaries - Profit and Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments in subsidiaries and investee companies [Line Items]
Sales	$ 7,153	$ 6,841	$ 7,536
Operating Income	580	775	1,141
Depreciation and amortization	726	610	536
Net Income	280	464	687
Total Comprehensive income	532	248	806
Non-controlling interests [Member]
Investments in subsidiaries and investee companies [Line Items]
Sales	692	579	546
Operating Income	145	152	105
Depreciation and amortization	39	37	33
Operating income before depreciation and amortization	183	189	138
Net Income	109	114	85
Total Comprehensive income	$ 131	$ 103	$ 71